Business combinations (Details 5 - Textual) € / shares in Units, € in Millions, shares in Millions				12 Months Ended
	Jun. 15, 2021 EUR (€)	Apr. 15, 2020 EUR (€) shares € / shares	Apr. 01, 2019 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Business combinations
Fair value gain / (loss) on investments in equity instruments through OCI				€ 0	€ 323	€ 0
Trade receivables, gross contractual amounts	€ 120
Revenues of acquiree from the date of control obtained	980
Net income (loss) of acquiree from the date of control obtained	120
Combined revenue of entity and acquiree for the period	5,331		€ 445
Combined net profit (loss) of entity and acquiree for the period	€ 1,243		€ 135
Just Eat Acquisition
Business combinations
Business combination, share price | € / shares		€ 89.68
Percentage of voting equity interests acquired		100.00%
Total investment amount		€ 7,100
Ordinary share issued in shares | shares		82.8
Fair value gain / (loss) on investments in equity instruments through OCI		€ 323
Total consideration		7,430
Increase (decrease) in goodwill due to purchase price adjustments recognised in business combination		2
Increase (decrease) in other intangible assets due to purchase price adjustments recognised in business combination		21
Increase (decrease) in investments in associates due to purchase price adjustments recognised in business combination		7
Increase (decrease) in other non-current assets due to purchase price adjustments recognised in business combination		17
Increase (decrease) in current assets due to purchase price adjustments recognised in business combination		2
Increase (decrease) in current liabilities due to purchase price adjustments recognised in business combination		13
Increase (decrease) in non-current liabilities due to purchase price adjustments recognised in business combination		11
Increase (decrease) in non-controlling interests due to purchase price adjustments recognised in business combination		5
Measurement period adjustments recognised				€ 0
Trade receivables, gross contractual amounts		80
Revenues of acquiree from the date of control obtained		1,371
Net income (loss) of acquiree from the date of control obtained		66
Combined revenue of entity and acquiree for the period		2,401
Combined net profit (loss) of entity and acquiree for the period		€ 282
Just Eat Acquisition | FBA Invest SAS
Business combinations
Percentage of ownership interests held by non-controlling interests		20.00%